RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	1 Months Ended	12 Months Ended
	Apr. 30, 2019	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Sep. 30, 2022	Jun. 30, 2022	Aug. 31, 2021	May 31, 2021	Oct. 31, 2015
Original issue discount		$ 500,000	$ 76,994
Net proceeds from convertible debt		966,425	307,500
Short-term Debt		390,050
Shares issued during the period for private placement		158,820	420,302
Vyoung Trieu [Member] | Convertible Debt [Member]
Original issue discount		0	19,500
Chief Executive Officer [Member]
Short term loan		100,000	120,000					$ 250,000
Payments of related party debt				$ 70,000
Outstanding and payable				$ 50,000
Short-term Debt			20,000
Common shares issued issued for cash, shares				5
Shares issued during the period for private placement				$ 250,000
Chief Executive Officer [Member] | Fall 2019 Note [Member]
Principal amount	$ 250,000
Debt conversion amount	35,000
Chief Executive Officer [Member] | August 2021 Convertible Note [Member]
Short-term Debt			20,000
Autotelic [Member]
Short term loan		100,000			$ 20,000		$ 20,000
Outstanding and payable		120,000
Master Service Agreement [Member]
Short term loan		225,000	270,000
Master Service Agreement [Member] | Autotelic Inc [Member]
Related party expenses		60,000	280,000
Master Service Agreement [Member] | Autotelic Inc [Member] | Vyoung Trieu [Member] | Maximum [Member]
Equity interest rate									10.00%
Securities Purchase Agreement [Member]
Principal amount						$ 340,000
Securities Purchase Agreement [Member] | Vyoung Trieu [Member]
Original issue discount	16,444
Securities Purchase Agreement [Member] | Vyoung Trieu [Member] | Convertible Debt [Member]
Principal amount	164,444
Net proceeds from convertible debt	$ 148,000
Artius Consulting Agreement [Member]
Related party expenses		0	0
Maida Consulting Agreement [Member] | Dr. Maida [Member]
Related party expenses		$ 215,000	$ 75,000